SCHEDULE OF LOAN RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Jun. 25, 2015
IfrsStatementLineItems [Line Items]
Total due from affiliates	$ 9,463,164	$ 8,798,945
Latam logistics investments llc [member]
IfrsStatementLineItems [Line Items]
Interest receivable	2,324,041	1,848,945
Notes receivable	$ 7,139,123	$ 6,950,000	$ 6,950.00	$ 4,850,000	$ 4,165,000	$ 3,015,000